Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Payment Arrangement, Noncash Expense [Abstract]
Schedule of assumptions
	2018	2017
Weighted average expected life in years	5.00	5.0
Weighted average risk free interest rate	2.84% - 3.21%	1.76%
Weighted average volatility	134% - 144.15%	120.00%
Forfeiture rate	0.0%	0.0%
Expected dividend yield	0.0%	0.0%

Summary of option activity
		Weighted
		Average
		Exercise Price
	Options	per share
Outstanding at December 31, 2016	16,203,385	$0.38
Granted	5,550,000	$0.11
Exercised	-	$-
Forfeited or expired	(160,000)	$-
Outstanding at December 31, 2017	21,593,385	$0.31
Granted	10,110,000	$0.25
Exercised	-	$-
Forfeited or expired	-	$-
Outstanding at December 31, 2018	31,703,385	$0.29

Vested and exercisable at December 31, 2018	31,703,385	$0.29

Schedule of other share-based compensation, activity
		Weighted
		Average
		Exercise Price
	Options	per share
Outstanding at December 31, 2016	-	$-
Granted	5,550,000	$0.11
Vested	(5,550,000)	$0.11
Forfeited or expired	-	$-
Outstanding at December 31, 2017	-	$-
Granted	10,110,000	$0.25
Vested	(10,110,000)	$0.25
Forfeited or expired	-	$-
Outstanding at December 31, 2018	-	$-